Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Sales	€ 131	€ 70	€ 75
Royalties and other income	81	66	97
Accounts receivable and other receivables	174	116	50
Purchases and other expenses (including research expenses)	477	178	747
Accounts payable and other payables	€ 132	€ 28	€ 15